EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

20.                              EMPLOYEE BENEFIT PLANS

We have multiple qualified defined contribution plans, which allow for voluntary pre-tax contributions by employees. We pay all general and administrative expenses of the plans and may make contributions to the plans. Based on 100% of the first 1% and 50% of the next 5% of compensation deferred by employees (subject to IRS limits and non-discrimination testing), we made matching contributions of $3.4 million, $3.7 million, and $3.3 million, to the plan for the years ended December 31, 2010, 2009 and 2008, respectively. The plans provide for discretionary contributions by us, as approved by the Board of Directors. There have been no such discretionary contributions through December 31, 2010. In addition, we made contributions to our international pension plans of $0.4 million, for each of the years ended December 31, 2010 and 2009, and $0.6 million for the year ended December 31, 2008.